CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net Income (loss)	$ 8,121	$ (72,754)	$ 201
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(167)	717	521
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	(429)	605	175
Less: reclassification adjustment for net gain (loss) included in net income (loss)	206	(525)	(167)
Net change	(223)	80	8
Other comprehensive income (loss)	(390)	797	529
Comprehensive Income (loss)	$ 7,731	$ (71,957)	$ 730